4. Related Party Transactions Disclosure (Details) (USD $)	0 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Proceeds from Related Party Debt	$ 148,326	$ 188,796
Costs and Expenses, Related Party			$ 300	$ 300	$ 600	$ 600